UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-14145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     January 28, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $74,506 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RES & ENERGY INC         COM NEW          006351308      934    26629 SH       SOLE                    26629        0        0
AMERICAS CAR MART INC          COM              03062T105     5373   132590 SH       SOLE                   132590        0        0
BOOKS-A-MILLION INC            COM              098570104     1643   617780 SH       SOLE                   617780        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1796   733020 SH       SOLE                   733020        0        0
DELEK US HLDGS INC             COM              246647101     4468   176475 SH       SOLE                   176475        0        0
ENERSYS                        COM              29275Y102     2817    74850 SH       SOLE                    74850        0        0
EXELIS INC                     COM              30162A108     1346   119410 SH       SOLE                   119410        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     3356  1107450 SH       SOLE                  1107450        0        0
HARDINGE INC                   COM              412324303     1004   101032 SH       SOLE                   101032        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201      800    15425 SH       SOLE                    15425        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2357    70540 SH       SOLE                    70540        0        0
IEC ELECTRS CORP NEW           COM              44949L105      812   120050 SH       SOLE                   120050        0        0
INNOSPEC INC                   COM              45768S105     3375    97855 SH       SOLE                    97855        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     2169   124899 SH       SOLE                   124899        0        0
KADANT INC                     COM              48282T104     1738    65565 SH       SOLE                    65565        0        0
KEY TRONICS CORP               COM              493144109     4889   477440 SH       SOLE                   477440        0        0
MITCHAM INDS INC               COM              606501104      487    35743 SH       SOLE                    35743        0        0
NEWMARKET CORP                 COM              651587107     3225    12300 SH       SOLE                    12300        0        0
NN INC                         COM              629337106     6957   759455 SH       SOLE                   759455        0        0
P C CONNECTION                 COM              69318J100     4111   357446 SH       SOLE                   357446        0        0
POWER ONE INC NEW              COM              73930R102     3062   745020 SH       SOLE                   745020        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     4323   110770 SH       SOLE                   110770        0        0
STANDARD MTR PRODS INC         COM              853666105     2493   112210 SH       SOLE                   112210        0        0
SYNNEX CORP                    COM              87162W100     1233    35865 SH       SOLE                    35865        0        0
TITAN INTL INC ILL             COM              88830M102     1946    89610 SH       SOLE                    89610        0        0
UNIVERSAL ELECTRS INC          COM              913483103     3210   165900 SH       SOLE                   165900        0        0
USEC INC                       COM              90333E108     1209  2281850 SH       SOLE                  2281850        0        0
WORLD ACCEP CORP DEL           COM              981419104     3373    45235 SH       SOLE                    45235        0        0